INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Recognized losses	$ (279)	$ (280)
Recognized DTA	76	73
Non-recognized losses	(9,212)	(9,423)
Non-recognized DTA	1,911	1,894
Recognized credits	(121)	(59)
Recognized DTA	121	59
Non-recognized credits	(492)	(143)
Non-recognized DTA	115	31
0-5 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(1,546)	(1,292)
Non-recognized DTA	387	279
Recognized credits	(19)	(13)
Recognized DTA	19	13
Non-recognized credits	0	0
Non-recognized DTA	0	0
6-10 years
Income taxes
Recognized losses	(107)	0
Recognized DTA	27	0
Non-recognized losses	(1,006)	(1,645)
Non-recognized DTA	252	357
Recognized credits	(102)	(46)
Recognized DTA	102	46
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Income taxes
Recognized losses	(172)	(280)
Recognized DTA	49	73
Non-recognized losses	(6,660)	(6,486)
Non-recognized DTA	1,272	1,258
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(492)	(143)
Non-recognized DTA	$ 115	$ 31